Basis of Presentation and General Information, Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Subsidiaries in Consolidation [Abstract]
Incorporation country	1T
Icon Energy Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Activity	Parent holding
Incorporation country	1T
Maui Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Activity	Intermediate holding	[1]
Incorporation country	1T	[1]
Positano Marine Inc. [Member]
Subsidiaries in Consolidation [Abstract]
Activity	Shipowning	[1]
Incorporation country	1T	[1]
Vessel name	M/V Alfa	[1]
Reef Shiptrade Ltd. [Member]
Subsidiaries in Consolidation [Abstract]
Activity	Shipowning	[1]
Incorporation country	1T	[1]
Vessel name	M/V Bravo	[1]
Charlie Marine Ltd. [Member]
Subsidiaries in Consolidation [Abstract]
Activity	Bareboat charterer	[1]
Incorporation country	1T	[1]
Vessel name	M/V Charlie	[1]

[1]	Wholly owned subsidiaries